Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 138,678,322	$ 162,651,289
Customers, net	139,667,846	111,994,478
Other financing receivables	35,339,404	23,720,662
Other non-financing receivables	63,952,194	64,469,829
Inventories	129,290,237	98,900,960
Government Bonds	0	21,435,936
Derivative financial instruments	5,857,255	14,534,464
Other current assets	2,142,703	4,528,422
Total current assets	514,927,961	502,236,040
Non-current assets:
Investments in associates	3,231,405	2,794,404
Wells, pipelines, properties, plant and equipment, net	1,560,471,541	1,618,916,044
Rights of use assets	27,409,159	37,841,299
Long-term notes receivable, net of current portion	804,531	893,152
Deferred income taxes and duties	7,997,706	7,464,412
Intangible assets, net	9,890,099	10,998,869
Other assets	38,944,939	38,322,791
Total non-current assets	1,648,749,380	1,717,230,971
Total assets	2,163,677,341	2,219,467,011
Current liabilities:
Short-term debt and current portion of long-term debt	213,100,025	345,227,971
Short-term leases	9,046,654	9,428,699
Suppliers	374,333,989	436,704,206
Short-term contractual liabilities	10,863,620	0
Income taxes and duties payable	93,331,614	95,424,966
Accounts and accrued expenses payable	88,325,649	67,884,889
Derivative financial instruments	81,194,801	78,106,329
Total current liabilities	870,196,352	1,032,777,060
Long-term liabilities:
Long-term debt, net of current portion	1,140,059,424	1,186,070,119
Long-term leases, net of current portion	30,184,958	31,755,581
Long-term contractual liabilities	244,524,393	193,033,065
Employee benefits	1,506,546,076	1,470,059,563
Provisions for sundry creditors	157,687,878	152,816,682
Other liabilities	56,755,562	54,678,031
Deferred income taxes	4,111,797	4,083,080
Total long-term liabilities	3,139,870,088	3,092,496,121
Total liabilities	4,010,066,440	4,125,273,181
Controlling interest:
Certificates of Contribution “A”	1,848,473,625	1,748,029,657
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	37,226,274	50,282,658
Accumulated deficit:
From prior years	(3,771,577,000)	(3,689,905,157)
Net (loss) for the year	(27,968,207)	(81,671,843)
Total controlling interest	(1,846,112,587)	(1,905,531,964)
Total non-controlling interest	(276,512)	(274,206)
Total equity (deficit)	(1,846,389,099)	(1,905,806,170)
Total liabilities and equity (deficit)	$ 2,163,677,341	$ 2,219,467,011